Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,297	¥ 15,775	¥ 11,084
Restricted cash	2	15	252
Short-term investments	12,917	88,716	89,381
Other invested securities	0	0	18,350
Accounts receivable, net of allowance of RMB316 and RMB665 (US$97) as of December 31, 2017 and September 30, 2018, respectively	794	5,455	4,571
Loans and interest receivable, current portion net of allowances of RMB660 and nil as of December 31, 2017 and September 30, 2018, respectively	0	0	23,938
Amounts due from related parties	3,396	23,321	168
Other current assets, net	976	6,700	3,425
Total current assets	20,382	139,982	151,169
Non-current assets:
Fixed assets, net	2,358	16,197	12,475
Intangible assets, net	1,271	8,732	5,467
Goodwill	2,483	17,051	15,806
Long-term investments, net	11,734	80,589	56,283
Deferred tax assets, net	153	1,049	1,532
Loans and interest receivable, non current portion net of allowances of RMB104 as of December 31, 2017 and nil as of December 31, 2017 and September 30, 2018, respectively	0	0	3,467
Amounts due from related parties	290	1,994	9
Other non-current assets	1,418	9,742	5,520
Total non-current assets	19,707	135,354	100,559
Total assets	40,089	275,336	251,728
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB18,775 and RMB23,008 (US$3,351) as of December 31, 2017 and September 30, 2018):
Short-term loans	171	1,173	1,244
Accounts payable and accrued liabilities	4,914	33,743	27,523
Amounts due to the third-party investors	0	0	38,486
Customer advances and deposits	1,106	7,599	6,785
Deferred revenue	268	1,840	788
Deferred income	76	519	568
Long-term loans, current portion	1	10	10
Notes payable, current portion	998	6,856	6,500
Amounts due to related parties	127	873	153
Total current liabilities	7,661	52,613	82,057
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,151 and RMB5,128 (US$747) as of December 31, 2017 and September 30, 2018):
Deferred income	7	50	73
Deferred revenue	208	1,431	0
Long-term loans	1,029	7,069	6,701
Notes payable	4,971	34,142	29,111
Deferred tax liabilities	581	3,989	3,375
Amounts due to related parties	438	3,008	0
Other non-current liabilities	28	190	39
Total non-current liabilities	7,262	49,879	39,299
Total liabilities	14,923	102,492	121,356
Commitments and contingencies
Redeemable noncontrolling interests	0	0	11,022
Equity
Additional paid-in capital	4,672	32,090	12,088
Retained earnings	18,521	127,201	102,328
Accumulated other comprehensive income	58	399	930
Total Baidu, Inc. shareholders' equity	23,251	159,690	115,346
Noncontrolling interests	1,915	13,154	4,004
Total equity	25,166	172,844	119,350
Total liabilities, redeemable noncontrolling interests and equity	40,089	275,336	251,728
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 0	¥ 0	¥ 0